Net Income (Loss) per Share - Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss per Share Attributable to Common Stockholders (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options to purchase common stock | 2018 Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss per share (shares)	8,233,330	7,057,258
Stock Options to purchase common stock | Inducement Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss per share (shares)	210,400	0
Shares to be issued under the ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss per share (shares)	1,405,755	1,084,476
RSUs issued and expected to vest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss per share (shares)	385,980	0
Shares available from conversion of note payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss per share (shares)	2,506,306	832,677